Financial income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Component Of Other Non Operating Income Expense [Abstract]
Bank charges and other financial expenses	$ (185)	$ (596)	$ (134)
Amortization of discount and issuance costs of convertible notes	(2,541)	(2,527)	(20,029)
Derivatives and hedging	(395)	(875)	0
Exchange rate gain (loss), net	131	1,141	(1,273)
Amortization of premium and accretion of discount on marketable securities, net	730	(6,385)	(7,903)
Interest income, net	22,423	12,866	9,826
Financial income (expenses), net	$ 20,163	$ 3,624	$ (19,513)